Convertible Debt Disclosure	Dec. 31, 2020
Notes
Convertible Debt Disclosure

Note 7. Convertible Debt

Fife, Typenex and Iliad

In December 2012, the Company entered into a $325,000 convertible note with Fife consisting of three tranches to be drawn down with the first tranche totaling $125,000, including $25,000 in loan costs and additional two tranches totaling $200,000. The note bears a 5% annual interest rate and matures eighteen months from the date of issuance. The note is convertible into shares of the Company’s common stock based on 70% of the average of the three lowest closing prices of the common stock for the proceeding 15 consecutive trading days immediately prior to the conversion. During 2013, the conversion price was fixed at $0.005 per share. As of December 31, 2012, the Company only drew down the first tranche totaling $125,000. On February 11, 2013, April 5, 2013, April 23, 2013, and July 1, 2013, the Company drew down an additional $250,000.

On September 5, 2014, the Company, Fife, Typenex and Iliad Research and Trading, LLP (“Iliad”) entered into an Assignment and Assumption Agreement and Note Purchase Agreement (the “Note Purchase Agreement”) whereby Iliad acquired all of Fife’s and Typenex’s right, title, obligations and interest in, to and arising under the Company Notes (as defined in the Note Purchase Agreement) and the Note Purchase Documents (as defined in the Note Purchase Agreement).

On October 17, 2014, the Company entered into a financing arrangement with Iliad to provi0de additional financing in the amount of up to $450,000 through the issuance of a Secured Convertible Promissory Note (the “Note”). The Company agreed to cover Iliad’s legal, accounting and other related fees in the amount of $5,000, which is included in the principal balance of the Note. The Note will accrue interest at the rate of 8% per annum until the Note is paid in full. Monies are to be drawn in eight tranches with the initial tranche in the amount of $105,000, and the remaining balance of $350,000 in seven tranches of $50,000 each. The Company drew down the initial tranche on October 17, 2014. The Note has a maturity date of July 17, 2016. The Company continues to negotiate with the lender.

Beginning nine months after October 17, 2014 and on the same day each month thereafter, the Company shall make an installment payment, based upon the unpaid balance. At the option of the Company, payments may be made in cash or by converting the installment amount into shares of the Company’s common stock. The conversion price is equal to the lesser of (i) $0.0005 per share and (ii) 67.5% of the average of the three lowest closing bid prices in the 15 trading days immediately preceding the conversion. The Company has the right to prepay the Note at 135% of the outstanding balance at the time of prepayment. During the year ended December 31, 2020, there were no conversions. However, the Company did resolve a minor issue. The outstanding balances at December 31, 2020 and December 31, 2019 were $-0-and $7,123, respectively with accrued interest of $-0- and $54 at December 31, 2020 and December 31, 2019, respectively.

During the year ended December 31, 2014, the Company drew down an additional $314,703. During the year ended December 31, 2020, principal of $20,768 was converted into 2,610,000 shares of common stock.

In August 2020, the Company and Iliad entered into a Settlement Agreement. Under the terms of the Agreement, the Company and Iliad agreed to settle approximately $474,000 of convertible debt and accrued interest for a total of $300,000 in a note to be paid in monthly installments of $50,000 beginning September 1, 2020.

The outstanding balances at December 31, 2020 and December 31, 2019 were $150,000 and $329,175 respectively, with accrued interest of $-0- and $141,487 at December 31, 2020 and December 31, 2019, respectively.

111 Recovery Corp.

On May 31, 2019, the Vis Vires Group, Inc. (“Vis Vires”) entered into an assignment agreement with 111 Recovery Corp. wherein Vis Vires assigned all of its rights, title and interests in, to and under the convertible notes (discussed below) to 111 Recovery Corp. from the inception of the notes, together with unpaid accrued interest on the convertible notes. The Company acknowledged and approved this assignment.

On March 11, 2015, the Company entered into an 8% convertible note in the amount of $38,000 with Vis Vires Group, Inc. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the nine lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. During the year ended December 31, 2020, principal of $38,000 was converted into 1,696,054 shares of common stock. The outstanding balance at December 31, 2020 and December 31, 2019 was $-0- and $38,000, respectively, with accrued interest of $-0- and $20,411 at December 31, 2020 and December 31, 2019, respectively.

On April 30, 2015, the Company entered into an 8% convertible note in the amount of $33,000 with Vis Vires. The principal and accrued interest is payable on or before November 6, 2015. At the option of the Company, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever is greater. During the year ended December 31, 2020 principal and accrued interest of $37,700 was converted into 9,015,614 shares of common stock. The outstanding balance at December 31, 2020 and December 31, 2019 was $-0- and $33,000, respectively, with accrued interest of $13,000 and $31,953 at December 31, 2020 and December 31, 2019, respectively.

Sims Investment Holdings, Inc.

During 2018, the Company received $125,000 in the form of a note payable. On July 1, 2019 (“Maturity Date”), the amount was converted into a 10% convertible promissory note.  The principal and accrued interest from the original note payable became due on July 1, 2019. The note accrues interest on the unpaid principal balance at the rate of 10% per annum from the date hereof (the “Issue Date”) until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of 10% per annum from the due date until paid (“Default Interest”). Interest shall be computed on the basis of a 365-day year and the actual number of days elapsed. The note is convertible into shares of the Company’s common stock, at the option of the holder. The conversion price shall be $0.01 per common share. There were no conversions during the year ended December 31, 2020. The Company is currently in default, and interest accrues at the default interest rate of 10%. During the year ended December 31, 2020, the note was exchanged for payment of accounts receivable for jewelry that was purchased from the Company. The outstanding balances at December 31, 2020 and December 31, 2019 were $-0- and $125,000, respectively, with accrued interest of $-0- and $9,514 at December 31, 2020 and December 31, 2019, respectively.

Auctus Funds, LLC.

On November 6, 2019, the Company entered into a 12% convertible promissory note in the amount of $125,000 with Auctus Fund, LLC. The principal and accrued interest is payable on or before August 20, 2020 and interest accrues at the rate of 12% per annum. Interest shall be computed on the basis of a 365-day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”). The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall equal the lesser of: (i) the lowest trading price during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this Note, and (ii) the variable conversion which shall mean 60% multiplied by the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date. Furthermore, the conversion price may be adjusted downward if, within three (3) business days of the transmittal of the notice of conversion to the Borrower or Borrower’s transfer agent, the Common Stock has a closing bid which is 5% or lower than that set forth in the Notice of Conversion.

During the year ended December 31, 2020, principal, accrued interest and fees of $56,185 were converted into 22,484,495, shares of common stock. The outstanding balances at December 31, 2020 and December 31, 2019 were $91,399 and $125,000, respectively, with accrued interest of $-0- and $1,910 at December 31, 2020 and December 31, 2019, respectively.

Crown Bridge Partners Inc.

On October 29, 2019, the Company entered into a 10% convertible promissory note in the amount of $100,000 with Crown Bridge Partners, LLC. This Note carries a prorated original issue discount of up to $8,000.00 to cover the Holder’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the note, which is included in the principal balance of this note. The holder paid $23,000 for the first tranche ($25,000 less $2,000 discount). The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment as well as any accrued and unpaid interest and other fees. Interest accrues at the rate of 10% per annum and shall be computed on the basis of a 365-day year and the actual number of days elapsed. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate the of lesser of (i) 15% per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid (the “Default Interest”). The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price shall mean 60% multiplied by the lowest trading price (representing a discount rate of 40%) during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this note. The conversion price shall be subject to a floor price of $0.000035.

During the year ended December 31, 2020, principal, accrued interest and fees of $8,295 were converted into 5,000,000 shares of common stock. The outstanding balances at December 31, 2020 and December 31, 2019 were $18,705 and $25,000, respectively, with accrued interest of $2,742 and $438 at December 31, 2020 and December 31, 2019, respectively.

Fidelis Capital, LLC.

On November 5, 2019, the Company entered into a 10% convertible promissory note in the amount of $30,000 with Fidelity Capital, LLC. The principal and accrued interest is payable on or before November 5, 2020 and interest accrues at the rate of 10% per annum. If the borrower fails to pay the default amount within five (5) business days of written notice that such amount is due and payable, then the holder shall have the right at any time (and so long and to the extent that there are sufficient authorized shares), to require the borrower, upon written notice, to immediately issue, in lieu of the default amount, the number of shares of common stock of the borrower equal to the default amount divided by the conversion price then in effect.

The Holder shall have the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock. The conversion price shall mean a price which is a 40% discount to the lowest trading price in the fifteen (15) days prior to the day that the Holder requests conversion.

During the year ended December 31, 2020, principal and accrued interest of $20,495 were converted into 2,720,089 shares of common stock. The outstanding balances at December 31, 2020 and December 31, 2019 were $-0- and $30,000, respectively, with accrued interest of $-0- and $467 at December 31, 2020 and December 31, 2019, respectively.

RB Capital Partners, Inc.

On October 15, 2019, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note is payable on demand but has a period of twelve months. The principal and accrued interest is payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a fixed price of $0,001. During the year ended December 31, 2020, principal of $3,800 was converted into 3,800,000 shares of common stock.

On July 1, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note is payable on demand but has a period of twelve months. The principal and accrued interest is payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a fixed price of $0.50. There were no conversions during the year ended December 31, 2020.

On August 10, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note is payable on demand but has a period of twelve months. The principal and accrued interest is payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a fixed price of $0.50. There were no conversions during the year ended December 31, 2020.

RB Capital Partners, Inc.

On November 11, 2020, RB Partners and the Company entered into an agreement whereas the Company agreed to allow RB Partners to convert $6,000 at $0.001 and issue 6,000,000 shares and pay the balance of the note in the amount of $18,000. RB Partners agreed to release the Company of any remaining obligations on the remaining two notes of $25,000 each.

The outstanding balances due to RB Partners at December 31, 2020 and December 31, 2019 were $18,000 and $25,000, respectively, with accrued interest of $-0- and $-0- at December 31, 2020 and December 31, 2019, respectively. The Company also has committed to allow RB Partners to convert $6,000 at $0.001 and issue 6,000,000 at a later date.

Power Up Lending Group

On July 13, 2020, the Company entered into a 8% convertible note in the amount of $55,000 with Power Up Lending Group. The principal and accrued interest is payable on or before July 13, 2021. The note may not be prepaid except under certain conditions. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”). At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price shall mean 63% multiplied by the lowest trading price (representing a discount rate of 37%) during the previous twenty-five (15) trading day period ending on the latest complete trading day prior to the date of this note. There were no conversions during the year ended December 31, 2020. The outstanding balance at December 31, 2020 was $55,000 with accrued interest of $2,061 at December 31, 2020.

On October 26, 2020, the Company entered into a 8% convertible note in the amount of $44,000 with Power Up Lending Group. The principal and accrued interest is payable on or before October 26, 2021. The note may not be prepaid except under certain conditions. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”). At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price shall mean 63% multiplied by the lowest trading price (representing a discount rate of 37%) during the previous twenty-five (15) trading day period ending on the latest complete trading day prior to the date of this note. There were no conversions during the year ended December 31, 2020. The outstanding balance at December 31, 2020 was $44,000 with accrued interest of $636 at December 31, 2020.

On November 9, 2020, the Company entered into a 8% convertible note in the amount of $35,000 with Power Up Lending Group. The principal and accrued interest is payable on or before October 26, 2021. The note may not be prepaid except under certain conditions. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”). At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price shall mean 63% multiplied by the lowest trading price (representing a discount rate of 37%) during the previous twenty-five (15) trading day period ending on the latest complete trading day prior to the date of this note. There were no conversions during the year ended December 31, 2020. The outstanding balance at December 31, 2020 was $35,000 with accrued interest of $399 at December 31, 2020.

Gulf Coast M&A Ltd.

On July 8, 2020, the Company entered into a 10% convertible note in the amount of $12,500 with Power Up Lending Group. The principal and accrued interest is payable on or before January 8, 2021. The note may not be prepaid except under certain conditions. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note is convertible into shares of the Company’s common stock at a fixed price of $0,001. There were no conversions during the year ended December 31, 2020. During the year ended December 31, 2020, the note was exchanged for payment of accounts receivable for jewelry that was purchased from the Company. The outstanding balance at December 31, 2020 was $-0- with accrued interest of $-0- December 31, 2020.

As of December 31, 2020, and December 31, 2019, total convertible debt was $232,870 and $532,616, respectively, net of debt discount of $29,234 and $63,261 at December 31, 2020 and December 31, 2019, respectively. Total accrued interest was $19,579 and $206,234 at December 31, 2020 and December 31, 2019, respectively. Balances for the period ended December 31, 2020 do not include the Iliad Note which was negotiated into a note payable.